Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	COMMUNICATION SERVICES — 5.0%
28,246	Alphabet, Inc. - Class A*	$2,543,835
28,313	Alphabet, Inc. - Class C*	2,556,664
25,066	IAC/InterActiveCorp*	1,301,928
6,237	Netflix, Inc.*	2,009,125
72,278	ZoomInfo Technologies, Inc. - Class A*	1,746,959
		10,158,511
	CONSUMER DISCRETIONARY — 11.1%
65,945	Amazon.com, Inc.*	6,213,997
34,037	Five Below, Inc.*	6,953,759
43,844	Grand Canyon Education, Inc.*	4,967,087
44,738	Starbucks Corp.	4,567,303
		22,702,146
	FINANCIALS — 2.7%
16,240	S&P Global, Inc.	5,541,088
	HEALTH CARE — 24.4%
11,980	Align Technology, Inc.*	3,707,810
37,917	Amedisys, Inc.*	3,486,468
118,882	Certara, Inc.*	2,154,142
7,696	Charles River Laboratories International, Inc.*	1,688,041
26,316	Danaher Corp.	6,513,999
29,664	Ensign Group, Inc.	2,654,335
10,874	IDEXX Laboratories, Inc.*	5,146,012
9,109	Illumina, Inc.*	1,814,513
43,589	Neogen Corp.*	771,089
70,868	Oak Street Health, Inc.*	2,508,727
13,183	UnitedHealth Group, Inc.	6,274,317
35,131	Veeva Systems, Inc. - Class A*	5,819,801
23,464	West Pharmaceutical Services, Inc.	7,438,792
		49,978,046
	INDUSTRIALS — 19.6%
111,798	CoStar Group, Inc.*	7,899,646
126,155	Fastenal Co.	6,504,552
50,391	HEICO Corp.	8,343,238
105,843	Ritchie Bros Auctioneers, Inc.[1]	6,474,416
157,249	Rollins, Inc.	5,535,165
31,044	Verisk Analytics, Inc. - Class A	5,311,939
		40,068,956
	INFORMATION TECHNOLOGY — 34.4%
36,811	Analog Devices, Inc.	6,753,714
16,240	ANSYS, Inc.*	4,930,626

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
49,826	Blackline, Inc.*	$3,406,105
39,612	Globant S.A.*,1	6,539,149
23,795	Guidewire Software, Inc.*	1,670,647
51,937	Microsoft Corp.	12,954,127
25,533	NVIDIA Corp.	5,927,741
19,441	Paycom Software, Inc.*	5,619,615
30,395	Salesforce, Inc.*	4,972,926
10,450	ServiceNow, Inc.*	4,516,177
17,676	Tyler Technologies, Inc.*	5,678,415
17,347	Visa, Inc. - Class A	3,815,299
41,713	Workiva, Inc. - Class A*	3,720,800
		70,505,341
	MATERIALS — 1.4%
18,594	Ecolab, Inc.	2,963,326
	TOTAL COMMON STOCKS
	(Cost $130,676,672)	201,917,414
	SHORT-TERM INVESTMENTS — 1.5%
3,192,696	Fidelity Institutional Treasury Fund 4.40%[2]	3,192,696
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,192,696)	3,192,696
	TOTAL INVESTMENTS — 100.1%
	(Cost $133,869,368)	205,110,110
	Liabilities Less Other Assets — (0.1)%	(288,390)
	NET ASSETS — 100.0%	$204,821,720

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.